Inventories	9 Months Ended
Sep. 30, 2021
Inventory Disclosure [Abstract]
INVENTORIES

Note 6 - INVENTORIES

Inventories, primarily consisting of cryptocurrency mining machine and standardized computing equipment, which are finished goods from manufactures. As of September 30, 2021 and December 31, 2020 inventories consisted of the following:

	September 30,	December 31,
	2021	2020
Integrated circuit	$2,873,711	$-
Servers	1,200,000	-
Total inventories	$4,073,711	$-

No inventory write-down was recorded for the nine months ended September 30, 2021 and 2020.